 Filed Pursuant to Rule 497(e)
 Registration File No. 333-184361
SharesPost 100 Fund
(the “Fund”)
Supplement dated August 30, 2019 to the Prospectus of the Class A Shares of the Fund dated May 1, 2019
This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.
1.
Peter R Guarino of Compliance4, LLC, was appointed and retained as the Fund’s Chief Compliance Officer in May 2019. The information in the Prospectus is supplemented to reflect the foregoing as follows:

a.
The contents of the Prospectus Summary under the subsection entitled “The Chief Compliance Officer” is deleted and replaced with the following:

“Compliance4, LLC (“Compliance4”) provides to the Fund the services of Peter Guarino as the Chief Compliance Officer of the Fund. The Fund compensates Compliance4 for providing such compliance officer services to the Fund. See “Management of the Fund.””
b.
The contents of the subsection of the Prospectus entitled “The Chief Compliance Officer” under the “Management of the Fund” section is deleted and replaced with the following:

“Compliance4, LLC (“Compliance4”) provides to the Fund the services of Peter Guarino as Chief Compliance Officer of the Fund pursuant to a CCO Agreement (the “CCO Agreement”) between the Fund and Compliance4. The Fund compensates Compliance4 for providing such compliance officer services to the Fund. These fees are detailed in the CCO Agreement, a copy of which is available from the Investment Adviser upon request and filed with the registration statement to which this Prospectus relates. The CCO Agreement may be terminated at any time, without the payment of any penalty upon sixty (60) days’ written notice by either party. In addition, the Board of Trustees has the right and authority to remove the individual designated by Compliance4 as the Fund’s Chief Compliance Officer at any time, with or without cause, without payment of any penalty. In this case, Compliance4 will designate another qualified employee thereof, subject to approval of the Board of Trustees and the Independent Trustees, to serve as temporary Chief Compliance Officer until the earlier of: (i) the designation and approval by the Board of a new permanent Chief Compliance Officer; or (ii) the termination of the CCO Agreement.
Under the CCO Agreement, Compliance4 is not liable to the Fund or its Shareholders for any action or inaction of Compliance4 or the CCO relating to any event whatsoever in the absence of bad faith, reckless disregard, gross negligence or willful misfeasance. Under the CCO Agreement, Compliance4 and certain related parties (such as Compliance4’s officers and persons who control Compliance4), are indemnified by the Fund against any and all claims and expenses related to Compliance4’s actions or omissions, except for any act or omission resulting from Compliance4’s willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the CCO Agreement.
Compliance4’s principal business address is 9 Terison Drive, Suite 100, Falmouth, ME 04105.”
c.
All references to “Foreside Services” in the Prospectus shall be deleted and replaced with “Compliance4” to the extent such references were not otherwise revised by the preceding changes.

2.
Christian Munafo joined the Investment Adviser as its Chief Investment Officer on August 1, 2019, and replaced Maureen Downey as a Portfolio Manager of the Fund on August 15, 2019. The information in the Prospectus is supplemented to reflect the Fund’s current Portfolio Management Team as follows:

(a)
The contents under the subheading “Portfolio Manager” and “Compensation of Portfolio Manager” in the “Management of the Fund” section of the Prospectus are deleted and replaced with the following:

“Portfolio Managers
The Investment Adviser’s Portfolio Management Team is primarily responsible for the investment management of the Fund. See below for biographies of each member of the Portfolio Management Team.
Name, Address, and Age	Other Position(s) Held with Fund	Term of Office and Length of Time Served as Portfolio Manager	Principal Occupation(s) During the Past Five Years
Christian Munafo c/o SharesPost 100 Fund, 101 Jefferson Drive, Floor 2 Menlo Park, CA 94025 DOB: 5/23/1978	None.	Since August 2019	Chief Investment Officer of SP Investments Management, LLC; Co-Head of Global Private Equity Secondary Transactions at HQ Capital Private Equity LLC; Head of Secondaries at Thomas Weisel Global Growth Partners, LLC
Kevin Moss c/o SharesPost 100 Fund, 101 Jefferson Drive, Floor 2 Menlo Park, CA 94025 DOB: 7/11/1969	President (since April 2019)	Since October 2018	Managing Director of SP Investments Management, LLC; Chief Operating Officer of SP Investments Management, LLC
Sven Jonas Grankvist c/o SharesPost 100 Fund, 101 Jefferson Drive, Floor 2 Menlo Park, CA 94025 DOB: 4/4/1984	None.	Since June 2018	Director of SP Investments Management, LLC; Vice President of SP Investments Management LLC; Associate of SP Investments Management, LLC
Christian Munafo is the Chief Investment Officer of SP Investments Management, LLC, a registered investment adviser and wholly owned subsidiary of SharesPost. Christian joined the Investment Adviser in August 2019. Prior to his position with the Investment Adviser, Christian was Co-Head of the Global Private Equity Secondary Practice at HQ Capital based in New York, where he was also a member of the senior leadership team. Prior to that, he served as Head of Secondaries at Thomas Weisel Partners. Christian has 19 years of experience in finance, with the last 14 years focused on secondary investments involving venture-backed and growth equity-oriented companies and funds. During this time, he has also served on the boards of many of these companies and funds. In aggregate, Christian has helped raise more than $1 billion globally from institutional investors, corporations, pensions, endowments and family offices. In addition, Christian has overseen the completion of more than 100 secondary transactions representing over $1 billion in capital commitments, ranging from traditional purchases of limited partnership interests to more complex non-traditional transactions including fund restructurings, recapitalizations, tender programs, preferred equity/loan facilities and purchases of company securities. Christian began his career as an investment banker focused on mergers and acquisitions at Banc of America Securities. Christian holds a Bachelor of Arts from Rutgers College in Economics and Finance.
Kevin Moss is a Managing Director and Chief Operating Officer of SP Investments Management, LLC, a registered investment adviser and wholly owned subsidiary of SharesPost. Prior to his position with the Investment Adviser, Kevin was a senior portfolio manager at First New York Securities, where he managed a global macro book. With over 17 years of senior level experience in financial services, Kevin’s specific areas of expertise include the management of client relationships, investment research coverage, block trading, and operations management. Kevin began his career as an institutional equities sales trader working for Instinet, and later Commerzbank. His client base included hedge funds, pension funds and proprietary trading desks. Subsequently, Kevin held a series of posts at leading hedge funds and proprietary trading firms including serving as the head of international trading for Libra Advisors and Opus Trading Funds. Kevin received his undergraduate degree in finance from Tulane University and his MBA from Columbia Business School, magna cum laude. He holds FINRA series 4, 7, 24, 27, 55 and 66 licenses.
Sven Jonas Grankvist is a Director of SP Investments Management, LLC. Prior to serving as a portfolio manager, Jonas was a portfolio analyst. Prior to his position with the Investment Adviser, Jonas was an investment banker with Berman Capital, where he covered a wide range of industries including Internet, digital media and software. Jonas has worked on many mergers and acquisitions, and private equity transactions for buyers and sellers in the growth-and-middle-market arena. Jonas is also a mentor for the Thiel Foundation’s 20 Under 20 Fellowship. Jonas received his LLM from Uppsala University and an MBA from Golden Gate University. He holds FINRA Series 7 and 63 licenses.
The Fund is reliant on Messrs. Munafo, Moss and Grankvist for implementation of its investment program. Their absence or departure, for any reason, would require the Investment Adviser to replace them with other qualified personnel, which could have an adverse impact on the Fund’s investment program. Since inception of the Fund, the Investment Adviser has hired additional investment professionals, and intends to continue to hire additional investment professionals in proportion to the growth of the assets under management of the Investment Adviser. Each of the Portfolio Management Team members own options in SharesPost relating to less than 2% of SharesPost on a fully diluted basis, assuming the exercise of all outstanding options and warrants. See “Conflicts of Interest — Certain Parties”.”
Compensation of Portfolio Managers
In addition to the employee stock options described above, the portfolio managers receive a fixed annual salary and a bonus, which is in part dependent upon the overall performance of the Investment Adviser. The Portfolio Management Team members do not receive any compensation from the Fund for serving as portfolio managers of the Fund. The SAI provides additional information about the Portfolio Management Team’s compensation, other accounts managed by the Portfolio Management Team, and their ownership of securities of the Fund.”
(b)
Item (6) under the heading “Conflicts of Interest” shall be deleted and restated as follows:

“Each of the Portfolio Management Team members has been granted options to purchase shares of SharesPost common stock representing less than 2% of SharesPost’s equity (assuming the exercise of all outstanding SharesPost options and warrants).
The Fund has implemented certain written policies and procedures to ensure that the Fund does not engage in any transactions with any prohibited affiliates. Under the 1940 Act, our Board of Trustees has a duty to evaluate, and shall oversee the analysis of, all conflicts of interest involving the Fund and its affiliates, and shall do so in accordance with the aforementioned policies and procedures.”

 Filed Pursuant to Rule 497(e)
 Registration File No. 333-184361
SharesPost 100 Fund
(the “Fund”)
Supplement dated August 30, 2019 to the Prospectus of the Class I Shares of the Fund dated May 1, 2019
This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.
1.
Peter R. Guarino of Compliance4, LLC, was appointed and retained as the Fund’s Chief Compliance Officer in May 2019. The information in the Prospectus is supplemented to reflect the foregoing as follows:

a.
The contents of the Prospectus Summary under the subsection entitled “The Chief Compliance Officer” is deleted and replaced with the following:

“Compliance4, LLC (“Compliance4”) provides to the Fund the services of Peter Guarino as the Chief Compliance Officer of the Fund. The Fund compensates Compliance4 for providing such compliance officer services to the Fund. See “Management of the Fund.””
b.
The contents of the subsection of the Prospectus entitled “The Chief Compliance Officer” under the “Management of the Fund” section is deleted and replaced with the following:

“Compliance4, LLC (“Compliance4”) provides to the Fund the services of Peter Guarino as Chief Compliance Officer of the Fund pursuant to a CCO Agreement (the “CCO Agreement”) between the Fund and Compliance4. The Fund compensates Compliance4 for providing such compliance officer services to the Fund. These fees are detailed in the CCO Agreement, a copy of which is available from the Investment Adviser upon request and filed with the registration statement to which this Prospectus relates. The CCO Agreement may be terminated at any time, without the payment of any penalty upon sixty (60) days’ written notice by either party. In addition, the Board of Trustees has the right and authority to remove the individual designated by Compliance4 as the Fund’s Chief Compliance Officer at any time, with or without cause, without payment of any penalty. In this case, Compliance4 will designate another qualified employee thereof, subject to approval of the Board of Trustees and the Independent Trustees, to serve as temporary Chief Compliance Officer until the earlier of: (i) the designation and approval by the Board of a new permanent Chief Compliance Officer; or (ii) the termination of the CCO Agreement.
Under the CCO Agreement, Compliance4 is not liable to the Fund or its Shareholders for any action or inaction of Compliance4 or the CCO relating to any event whatsoever in the absence of bad faith, reckless disregard, gross negligence or willful misfeasance. Under the CCO Agreement, Compliance4 and certain related parties (such as Compliance4’s officers and persons who control Compliance4), are indemnified by the Fund against any and all claims and expenses related to Compliance4’s actions or omissions, except for any act or omission resulting from Compliance4’s willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the CCO Agreement.
Compliance4’s principal business address is 9 Terison Drive, Suite 100, Falmouth, ME 04105.”
c.
All references to “Foreside Services” in the Prospectus shall be deleted and replaced with “Compliance4” to the extent such references were not otherwise revised by the preceding changes.

2.
Christian Munafo joined the Investment Adviser as its Chief Investment Officer on August 1, 2019, and replaced Maureen Downey as a Portfolio Manager of the Fund on August 15, 2019. The information in the Prospectus is supplemented to reflect the Fund’s current Portfolio Management Team as follows:

(c)
The contents under the subheading “Portfolio Manager” and “Compensation of Portfolio Manager” in the “Management of the Fund” section of the Prospectus are deleted and replaced with the following:

“Portfolio Managers
The Investment Adviser’s Portfolio Management Team is primarily responsible for the investment management of the Fund. See below for biographies of each member of the Portfolio Management Team.
Name, Address, and Age	Other Position(s) Held with Fund	Term of Office and Length of Time Served as Portfolio Manager	Principal Occupation(s) During the Past Five Years
Christian Munafo c/o SharesPost 100 Fund, 101 Jefferson Drive, Floor 2 Menlo Park, CA 94025 DOB: 5/23/1978	None.	Since August 2019	Chief Investment Officer of SP Investments Management, LLC; Co-Head of Global Private Equity Secondary Transactions at HQ Capital Private Equity LLC; Head of Secondaries at Thomas Weisel Global Growth Partners, LLC
Kevin Moss c/o SharesPost 100 Fund, 101 Jefferson Drive, Floor 2 Menlo Park, CA 94025 DOB: 7/11/1969	President (since April 2019)	Since October 2018	Managing Director of SP Investments Management, LLC; Chief Operating Officer of SP Investments Management, LLC
Sven Jonas Grankvist c/o SharesPost 100 Fund, 101 Jefferson Drive, Floor 2 Menlo Park, CA 94025 DOB: 4/4/1984	None.	Since June 2018	Director of SP Investments Management, LLC; Vice President of SP Investments Management LLC; Associate of SP Investments Management, LLC
Christian Munafo is the Chief Investment Officer of SP Investments Management, LLC, a registered investment adviser and wholly owned subsidiary of SharesPost. Christian joined the Investment Adviser in August 2019. Prior to his position with the Investment Adviser, Christian was Co-Head of the Global Private Equity Secondary Practice at HQ Capital based in New York, where he was also a member of the senior leadership team. Prior to that, he served as Head of Secondaries at Thomas Weisel Partners. Christian has 19 years of experience in finance, with the last 14 years focused on secondary investments involving venture-backed and growth equity-oriented companies and funds. During this time, he has also served on the boards of many of these companies and funds. In aggregate, Christian has helped raise more than $1 billion globally from institutional investors, corporations, pensions, endowments and family offices. In addition, Christian has overseen the completion of more than 100 secondary transactions representing over $1 billion in capital commitments, ranging from traditional purchases of limited partnership interests to more complex non-traditional transactions including fund restructurings, recapitalizations, tender programs, preferred equity/loan facilities and purchases of company securities. Christian began his career as an investment banker focused on mergers and acquisitions at Banc of America Securities. Christian holds a Bachelor of Arts from Rutgers College in Economics and Finance.
Kevin Moss is a Managing Director and Chief Operating Officer of SP Investments Management, LLC, a registered investment adviser and wholly owned subsidiary of SharesPost. Prior to his position with the Investment Adviser, Kevin was a senior portfolio manager at First New York Securities, where he managed a global macro book. With over 17 years of senior level experience in financial services, Kevin’s specific areas of expertise include the management of client relationships, investment research coverage, block trading, and operations management. Kevin began his career as an institutional equities sales trader working for Instinet, and later Commerzbank. His client base included hedge funds, pension funds and proprietary trading desks. Subsequently, Kevin held a series of posts at leading hedge funds and proprietary trading firms including serving as the head of international trading for Libra Advisors and Opus Trading Funds. Kevin received his undergraduate degree in finance from Tulane University and his MBA from Columbia Business School, magna cum laude. He holds FINRA series 4, 7, 24, 27, 55 and 66 licenses.
Sven Jonas Grankvist is a Director of SP Investments Management, LLC. Prior to serving as a portfolio manager, Jonas was a portfolio analyst. Prior to his position with the Investment Adviser, Jonas was an investment banker with Berman Capital, where he covered a wide range of industries including Internet, digital media and software. Jonas has worked on many mergers and acquisitions, and private equity transactions for buyers and sellers in the growth-and-middle-market arena. Jonas is also a mentor for the Thiel Foundation’s 20 Under 20 Fellowship. Jonas received his LLM from Uppsala University and an MBA from Golden Gate University. He holds FINRA Series 7 and 63 licenses.
The Fund is reliant on Messrs. Munafo, Moss and Grankvist for implementation of its investment program. Their absence or departure, for any reason, would require the Investment Adviser to replace them with other qualified personnel, which could have an adverse impact on the Fund’s investment program. Since inception of the Fund, the Investment Adviser has hired additional investment professionals, and intends to continue to hire additional investment professionals in proportion to the growth of the assets under management of the Investment Adviser. Each of the Portfolio Management Team members own options in SharesPost relating to less than 2% of SharesPost on a fully diluted basis, assuming the exercise of all outstanding options and warrants. See “Conflicts of Interest — Certain Parties”.”
Compensation of Portfolio Managers
In addition to the employee stock options described above, the portfolio managers receive a fixed annual salary and a bonus, which is in part dependent upon the overall performance of the Investment Adviser. The Portfolio Management Team members do not receive any compensation from the Fund for serving as portfolio managers of the Fund. The SAI provides additional information about the Portfolio Management Team’s compensation, other accounts managed by the Portfolio Management Team, and their ownership of securities of the Fund.”
(d)
Item (6) under the heading “Conflicts of Interest” shall be deleted and restated as follows:

“Each of the Portfolio Management Team members has been granted options to purchase shares of SharesPost common stock representing less than 2% of SharesPost’s equity (assuming the exercise of all outstanding SharesPost options and warrants).
The Fund has implemented certain written policies and procedures to ensure that the Fund does not engage in any transactions with any prohibited affiliates. Under the 1940 Act, our Board of Trustees has a duty to evaluate, and shall oversee the analysis of, all conflicts of interest involving the Fund and its affiliates, and shall do so in accordance with the aforementioned policies and procedures.”

 Filed Pursuant to Rule 497(e)
 Registration File No. 333-184361
SharesPost 100 Fund
(the “Fund”)
Supplement dated August 30, 2019 to the Prospectus of the Class L Shares of the Fund dated May 1, 2019
This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.
1.
Peter R. Guarino of Compliance4, LLC, was appointed and retained as the Fund’s Chief Compliance Officer in May 2019. The information in the Prospectus is supplemented to reflect the foregoing as follows:

a.
The contents of the Prospectus Summary under the subsection entitled “The Chief Compliance Officer” is deleted and replaced with the following:

“Compliance4, LLC (“Compliance4”) provides to the Fund the services of Peter Guarino as the Chief Compliance Officer of the Fund. The Fund compensates Compliance4 for providing such compliance officer services to the Fund. See “Management of the Fund.””
b.
The contents of the subsection of the Prospectus entitled “The Chief Compliance Officer” under the “Management of the Fund” section is deleted and replaced with the following:

“Compliance4, LLC (“Compliance4”) provides to the Fund the services of Peter Guarino as Chief Compliance Officer of the Fund pursuant to a CCO Agreement (the “CCO Agreement”) between the Fund and Compliance4. The Fund compensates Compliance4 for providing such compliance officer services to the Fund. These fees are detailed in the CCO Agreement, a copy of which is available from the Investment Adviser upon request and filed with the registration statement to which this Prospectus relates. The CCO Agreement may be terminated at any time, without the payment of any penalty upon sixty (60) days’ written notice by either party. In addition, the Board of Trustees has the right and authority to remove the individual designated by Compliance4 as the Fund’s Chief Compliance Officer at any time, with or without cause, without payment of any penalty. In this case, Compliance4 will designate another qualified employee thereof, subject to approval of the Board of Trustees and the Independent Trustees, to serve as temporary Chief Compliance Officer until the earlier of: (i) the designation and approval by the Board of a new permanent Chief Compliance Officer; or (ii) the termination of the CCO Agreement.
Under the CCO Agreement, Compliance4 is not liable to the Fund or its Shareholders for any action or inaction of Compliance4 or the CCO relating to any event whatsoever in the absence of bad faith, reckless disregard, gross negligence or willful misfeasance. Under the CCO Agreement, Compliance4 and certain related parties (such as Compliance4’s officers and persons who control Compliance4), are indemnified by the Fund against any and all claims and expenses related to Compliance4’s actions or omissions, except for any act or omission resulting from Compliance4’s willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the CCO Agreement.
Compliance4’s principal business address is 9 Terison Drive, Suite 100, Falmouth, ME 04105.”
c.
All references to “Foreside Services” in the Prospectus shall be deleted and replaced with “Compliance4” to the extent such references were not otherwise revised by the preceding changes.

2.
Christian Munafo joined the Investment Adviser as its Chief Investment Officer on August 1, 2019, and replaced Maureen Downey as a Portfolio Manager of the Fund on August 15, 2019. The information in the Prospectus is supplemented to reflect the Fund’s current Portfolio Management Team as follows:

(e)
The contents under the subheading “Portfolio Manager” and “Compensation of Portfolio Manager” in the “Management of the Fund” section of the Prospectus are deleted and replaced with the following:

“Portfolio Managers
The Investment Adviser’s Portfolio Management Team is primarily responsible for the investment management of the Fund. See below for biographies of each member of the Portfolio Management Team.
Name, Address, and Age	Other Position(s) Held with Fund	Term of Office and Length of Time Served as Portfolio Manager	Principal Occupation(s) During the Past Five Years
Christian Munafo c/o SharesPost 100 Fund, 101 Jefferson Drive, Floor 2 Menlo Park, CA 94025 DOB: 5/23/1978	None.	Since August 2019	Chief Investment Officer of SP Investments Management, LLC; Co-Head of Global Private Equity Secondary Transactions at HQ Capital Private Equity LLC; Head of Secondaries at Thomas Weisel Global Growth Partners, LLC
Kevin Moss c/o SharesPost 100 Fund, 101 Jefferson Drive, Floor 2 Menlo Park, CA 94025 DOB: 7/11/1969	President (since April 2019)	Since October 2018	Managing Director of SP Investments Management, LLC; Chief Operating Officer of SP Investments Management, LLC
Sven Jonas Grankvist c/o SharesPost 100 Fund, 101 Jefferson Drive, Floor 2 Menlo Park, CA 94025 DOB: 4/4/1984	None.	Since June 2018	Director of SP Investments Management, LLC; Vice President of SP Investments Management LLC; Associate of SP Investments Management, LLC
Christian Munafo is the Chief Investment Officer of SP Investments Management, LLC, a registered investment adviser and wholly owned subsidiary of SharesPost. Christian joined the Investment Adviser in August 2019. Prior to his position with the Investment Adviser, Christian was Co-Head of the Global Private Equity Secondary Practice at HQ Capital based in New York, where he was also a member of the senior leadership team. Prior to that, he served as Head of Secondaries at Thomas Weisel Partners. Christian has 19 years of experience in finance, with the last 14 years focused on secondary investments involving venture-backed and growth equity-oriented companies and funds. During this time, he has also served on the boards of many of these companies and funds. In aggregate, Christian has helped raise more than $1 billion globally from institutional investors, corporations, pensions, endowments and family offices. In addition, Christian has overseen the completion of more than 100 secondary transactions representing over $1 billion in capital commitments, ranging from traditional purchases of limited partnership interests to more complex non-traditional transactions including fund restructurings, recapitalizations, tender programs, preferred equity/loan facilities and purchases of company securities. Christian began his career as an investment banker focused on mergers and acquisitions at Banc of America Securities. Christian holds a Bachelor of Arts from Rutgers College in Economics and Finance.
Kevin Moss is a Managing Director and Chief Operating Officer of SP Investments Management, LLC, a registered investment adviser and wholly owned subsidiary of SharesPost. Prior to his position with the Investment Adviser, Kevin was a senior portfolio manager at First New York Securities, where he managed a global macro book. With over 17 years of senior level experience in financial services, Kevin’s specific areas of expertise include the management of client relationships, investment research coverage, block trading, and operations management. Kevin began his career as an institutional equities sales trader working for Instinet, and later Commerzbank. His client base included hedge funds, pension funds and proprietary trading desks. Subsequently, Kevin held a series of posts at leading hedge funds and proprietary trading firms including serving as the head of international trading for Libra Advisors and Opus Trading Funds. Kevin received his undergraduate degree in finance from Tulane University and his MBA from Columbia Business School, magna cum laude. He holds FINRA series 4, 7, 24, 27, 55 and 66 licenses.
Sven Jonas Grankvist is a Director of SP Investments Management, LLC. Prior to serving as a portfolio manager, Jonas was a portfolio analyst. Prior to his position with the Investment Adviser, Jonas was an investment banker with Berman Capital, where he covered a wide range of industries including Internet, digital media and software. Jonas has worked on many mergers and acquisitions, and private equity transactions for buyers and sellers in the growth-and-middle-market arena. Jonas is also a mentor for the Thiel Foundation’s 20 Under 20 Fellowship. Jonas received his LLM from Uppsala University and an MBA from Golden Gate University. He holds FINRA Series 7 and 63 licenses.
The Fund is reliant on Messrs. Munafo, Moss and Grankvist for implementation of its investment program. Their absence or departure, for any reason, would require the Investment Adviser to replace them with other qualified personnel, which could have an adverse impact on the Fund’s investment program. Since inception of the Fund, the Investment Adviser has hired additional investment professionals, and intends to continue to hire additional investment professionals in proportion to the growth of the assets under management of the Investment Adviser. Each of the Portfolio Management Team members own options in SharesPost relating to less than 2% of SharesPost on a fully diluted basis, assuming the exercise of all outstanding options and warrants. See “Conflicts of Interest — Certain Parties”.”
Compensation of Portfolio Managers
In addition to the employee stock options described above, the portfolio managers receive a fixed annual salary and a bonus, which is in part dependent upon the overall performance of the Investment Adviser. The Portfolio Management Team members do not receive any compensation from the Fund for serving as portfolio managers of the Fund. The SAI provides additional information about the Portfolio Management Team’s compensation, other accounts managed by the Portfolio Management Team, and their ownership of securities of the Fund.”
(f)
Item (6) under the heading “Conflicts of Interest” shall be deleted and restated as follows:

“Each of the Portfolio Management Team members has been granted options to purchase shares of SharesPost common stock representing less than 2% of SharesPost’s equity (assuming the exercise of all outstanding SharesPost options and warrants).
The Fund has implemented certain written policies and procedures to ensure that the Fund does not engage in any transactions with any prohibited affiliates. Under the 1940 Act, our Board of Trustees has a duty to evaluate, and shall oversee the analysis of, all conflicts of interest involving the Fund and its affiliates, and shall do so in accordance with the aforementioned policies and procedures.”

 Filed Pursuant to Rule 497(e)
 Registration File No. 333-184361
SharesPost 100 Fund
(the “Fund”)
Supplement dated August 30, 2019 to the
Statement of Additional Information of the Fund dated May 1, 2019
This supplement updates information currently in the Statement of Additional Information (“SAI”). Retain this supplement with the SAI.
1.
Peter R. Guarino was appointed and retained as Chief Compliance Officer of the Fund in May 2019. The information in the SAI is supplemented to reflect the foregoing as follows:

(a)
The paragraphs labelled “Officers” under the section of the SAI titled “Management of the Fund” are deleted and replaced with the following:

“Officers
Name, Address(1), and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years
Kevin Moss DOB: 7/11/1969	President	Since April 11, 2019	Managing Director and Chief Operating Officer of SP Investments Management LLC
John “Jack” Sweeney DOB: 10/17/1985	Principal Financial Officer	Since April 29, 2019	Finance Manager at Venrock; Senior Associate at Ernst &Young LLP
Peter Guarino DOB: 6/22/1958	Chief Compliance Officer	Since May 7, 2019	President and Chief Compliance Officer, Compliance4, LLC April 2018 to the present; Senior Consultant, Ascendant, January 2017 through March 2018 and Vice President, Cordium 2014 through December 2018.

(1)
All addresses c/o SharesPost 100 Fund, 101 Jefferson Drive, Floor 2, Menlo Park, CA 94025.

Kevin Moss has been the President of the Fund since April 11, 2019 and is a Managing Director and Chief Operating Officer of SP Investments Management, LLC, a registered investment adviser and wholly owned subsidiary of SharesPost. Prior to his position with the Investment Adviser, Kevin was a senior portfolio manager at First New York Securities, where he managed a global macro book. With over 17 years of senior level experience in financial services, Kevin’s specific areas of expertise include the management of client relationships, investment research coverage, block trading, and operations management. Kevin began his career as an institutional equities sales trader working for Instinet, and later Commerzbank. His client base included hedge funds, pension funds and proprietary trading desks. Subsequently, Kevin held a series of posts at leading hedge funds and proprietary trading firms including serving as the head of international trading for Libra Advisors and Opus Trading Funds. Kevin received his undergraduate degree in finance from Tulane University and his MBA from Columbia Business School, magna cum laude. He holds FINRA series 4, 7, 24, 27, 55 and 66 licenses.

John “Jack” Sweeney has served as Principal Financial Officer of the Fund since April 2019. Prior to his position with the Fund, Mr. Sweeney was the Finance Manager at Venrock, a venture capital fund, from July 2017 to April 2019, and as a Senior Financial Analyst from August 2016 to June 2017 prior to that. From April 2011 to August 2016, Mr. Sweeney worked at Ernst & Young LLP in roles of increasing responsibility, most recently as a Senior Associate. Mr. Sweeney is a licensed Certified Public Accountant in the state of California. Mr. Sweeney earned a B.S. in Business Administration: Professional Accounting from California State University-Chico.
Peter R. Guarino has served as Chief Compliance Officer of the Fund since May 7, 2019. Mr. Guarino has over 35 years of legal, global investment management regulatory and compliance experience. In addition to his role as President of Maine-based Compliance4, LLC, he and the firm provide comprehensive and customized compliance consulting services to investment advisers, registered investment companies and private funds. More recently and before starting Compliance4, Mr. Guarino served in senior compliance roles with two compliance consultancies where he was responsible for developing their investment company compliance services. Prior to that, Mr. Guarino served as the Chief Compliance Officer for Thomas Weisel Partners Group, Inc. and its affiliated mutual fund adviser, Montibus Capital, each a division of Stifel Financial. Mr. Guarino also served as the independent Fund CCO for several series trusts and standalone registered investment companies and served as a consultant to investment advisers through a predecessor firm to Compliance4. From 2004 to 2008, he served as the Managing Director of Foreside, leading its compliance services division as well as serving as Fund CCO for numerous clients. Formerly, he served as General Counsel and Global Chief Compliance Officer for MiFund, Inc., a privately held investment company services firm. In addition to his compliance work, Mr. Guarino has extensive business and administrative experience and served as the Chief Operating Officer of Merrill Corporation’s Investment Company Services division. Finally, Mr. Guarino was Senior Counsel and Secretary at GT Global/LGT Asset Management in San Francisco. He began his legal career at The Dreyfus Corporation in New York. He is licensed to practice law in Massachusetts and New York. Mr. Guarino received his J.D. from Suffolk University Law School and his B.A. from Rutgers University.
(b)
The paragraphs labelled “Portfolio Manager,” “Compensation of Portfolio Manager” under the section of the SAI titled “Management of the Fund” are deleted and replaced with the following:

“Portfolio Managers
The Investment Adviser’s Portfolio Management Team is primarily responsible for the investment management of the Fund. The Portfolio Management Team is comprised of Christian Munafo, Kevin Moss, and Sven Jonas Grankvist. See above for biographies of the portfolio managers.
Compensation of Portfolio Managers
The portfolio managers receive a fixed annual salary and a bonus, which are each in part dependent upon the overall performance of the Investment Adviser. The portfolio managers do not receive any compensation from the Fund for serving as portfolio managers of the Fund.
Portfolio Manager Conflicts of Interest
In addition to managing the assets of the Fund, the Fund’s portfolio managers may have responsibility for managing other client accounts of the Investment Adviser. The tables below show the number and asset size of  (i) SEC-registered investment companies (or series thereof) other than the Fund, (ii) pooled investment vehicles that are not registered investment companies, and (iii) other accounts (e.g., accounts managed for individuals or organizations) managed by the portfolio managers. The tables also show the number of performance-based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of July 31, 2019.
See the Prospectus under “Conflicts of Interest” for details of certain conflicts of interest between the Fund and the Investment Adviser and its principals.

Other SEC-Registered Investment Companies Managed
Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fees	Total Assets of Performance- Based Fee Accounts
Christian Munafo	0	$0	0	$0
Kevin Moss	0	$0	0	$0
Sven Jonas Grankvist	0	$0	0	$0
Other Pooled Investment Vehicles Managed
Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicles with Performance- Based Fees	Total Assets of Performance- Based Fee Accounts
Christian Munafo	0	0	0	$0
Kevin Moss	1	$260,571	0	$0
Sven Jonas Grankvist	1	$260,571	0	$0
Other Accounts Managed
Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance- Based Fees	Total Assets of Performance- Based Fee Accounts
Christian Munafo	0	$0	0	$0
Kevin Moss	0	$0	0	$0
Sven Jonas Grankvist	0	$0	0	$0